Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended	21 Months Ended
	Apr. 01, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000248863 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)
Accumulated Value	$ 1,000,000	$ 1,032,057		$ 1,167,067
C000248864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Gramercy Emerging Markets Debt Fund (Class A/GFEAX)
Accumulated Value	9,579	9,857		11,119
Bloomberg Aggregate Bond C000248863 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	1,028,172		1,103,239
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Aggregate Bond Index
Accumulated Value	10,000	10,282		11,032
JP Morgan EM Blend Equal Weighted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JP Morgan EM Blend Equal Weighted Index
Accumulated Value	10,000	10,340		11,793
JP Morgan EM Blend Equal Weighted C000248863 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,034,021		$ 1,179,306